Acquisitions (Tables)	12 Months Ended
Dec. 31, 2017
Acquisitions and Dispositions
Summary of divestment business

	Years Ended December 31,
($ in millions)	2016	2015

Earnings before taxes	$104	$178
Earnings before taxes attributable to Ball Corporation	104	170

Summary of net assets acquired

June 30,
($ in millions)	2016

Cash	$450
Receivables, net	778
Inventories, net	782
Other current assets	165
Assets held for sale (sold to Ardagh on June 30, 2016)	911
Total current assets	3,086

Property, plant and equipment	2,301
Goodwill	3,415
Intangible assets	2,478
Restricted cash	174
Other assets	490
Total assets acquired	11,944

Short-term debt and current portion of long-term debt	2,792
Accounts payable	858
Accrued employee costs	135
Liabilities held for sale (sold to Ardagh on June 30, 2016)	7
Other current liabilities	373
Total current liabilities	4,165

Long-term debt	28
Employee benefit obligations	508
Deferred taxes and other liabilities	993
Total liabilities assumed	5,694

Net assets acquired	6,250

Noncontrolling interests	(90)
Aggregate value of consideration paid	$6,160

Summary of certain intangible assets

($ in millions)	Fair Value	Weighted- Average Estimated Useful Life (in Years)

Customer relationships	$2,437	17
Trademarks	41	3
	$2,478

Summary of unaudited pro forma consolidated results of operations

	Years Ended December 31,
($ in millions, except per share amounts)	2016	2015

Net sales (a)	$10,455	$11,190
Net earnings attributable to Ball Corporation (b)	227	(417)
Basic earnings per share	0.65	(1.19)
Diluted earnings per share	0.64	(1.19)
(a)	Net sales were adjusted to include net sales of Rexam. The company also excluded the net sales attributable to the Divestment Business.
(b)	Pro forma adjustments to net earnings attributable to Ball Corporation were adjusted as follows:
•

Excludes acquisition-related transaction costs and debt refinancing costs incurred in the year ended December 31, 2016, pro forma statements of earnings. The twelve months ended December 31, 2015, pro forma net earnings were adjusted to include the acquisition-related transaction costs and debt refinancing costs incurred in the year ended December 31, 2016, as the pro forma information shown assumes that the Rexam acquisition has been consummated as of January 1, 2015.

•	Includes interest expense associated with the new debt utilized to finance the acquisition.
•	Includes depreciation and amortization expense based on the final fair value of property, plant and equipment and amortizable intangible assets acquired.
•

Includes an additional charge to cost of sales of $84 million in the year ended December 31, 2015, based on the step-up value of inventory, and removes the charge of $84 million for the year ended December 31, 2016.

•	Excludes net earnings attributable to the Divestment Business for the years ended December 31, 2016 and 2015.
•	Excludes the gain on sale of the Divestment Business for the year ended December 31, 2016.

Includes the effect of final measurement period adjustments for the years ended December 31, 2016 and 2015.